Commitments and Contingencies (Schedule of Future annual principal payments under the Bank Loan debt) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2017	$ 3,714
2018	3,714
2019	3,714
2020	3,714
2021	3,714
Thereafter	7,430
Total	$ 26,000